Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax (Income)/ Expense [Abstract]
Summary of income tax (Income)/Expense
	Year ended December 31,
	2017	2016	2015
PRC enterprises income tax:
Current tax	-	53,790	1,514,577
Deferred tax	(4,598,061)	(3,779,923)	(908,888)
	-	(3,726,133)	605,689

Summary of tax charge
	Year ended December 31,
	2017	2016	2015
(Loss)/profit before tax	(19,413,657)	(15,628,820)	1,849,359
Tax calculated at domestic tax rates applicable to profits in PRC (2017, 2016, and 2017: 25%)	(4,853,414)	(3,907,205)	462,340
Tax effect of expenses not deductible for tax purpose	-	-	908,974
Tax effect of tax loss of tax exempt entities	255,354	181,072	(765,625)
Tax charge for the year	(4,598,061)	(3,726,133)	605,689

Summary of deferred tax balances

	2017		2016		2015
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	20,737,366	4,879,652	5,617,674	1,340,268	1,981,777	495,444
Bad Debt provisions charged to profit or loss	-	-	331,196	82,799	1,070,563	267,641
Impairment charged to profit or loss	101,256	25,314	11,649,038	2,912,259	2,565,334	641,333
Tax loss carried forward	17,922,508	4,480,627	3,139,458	784,865
Effect of translation	-	539,351	-	(240,539)	-	(64,150)
End of the year	38,761,130	9,924,944	20,737,366	4,879,652	5,617,674	1,340,268